Federated Hermes International Equity Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—48.1%
	Austria—0.5%
5,887	Erste Group Bank AG	$ 829,077
	Denmark—1.0%
8,039	DSV A/S	1,695,543
	Finland—1.0%
171,541	Nokia Oyj	1,744,243
	France—7.7%
5,764	Air Liquide SA	1,132,424
20,555	AXA SA	1,029,010
7,775	BNP Paribas SA	927,769
18,392	Bouygues SA	944,474
19,844	Compagnie de St. Gobain SA	1,794,536
4,304	Legrand SA	682,178
3,391	LVMH Moet Hennessy Louis Vuitton SE	1,779,092
3,393	Nexans SA	549,334
90,978	Orange SA	1,625,187
14,932	Societe Generale SA	1,259,940
11,473	STMicroelectronics N.V.	574,491
13,319	TotalEnergies SE	1,175,155
	TOTAL	13,473,590
	Germany—4.3%
2,310	Allianz SE	1,209,546
5,953	Bilfinger SE	579,448
47,710	Deutsche Bank AG	1,921,019
12,090	Deutsche Telekom AG	398,543
9,659	Heidelberg Materials AG	1,848,430
5,000	RWE AG	340,652
3,544	Siemens AG	1,175,761
	TOTAL	7,473,399
	Greece—0.3%
48,415	Piraeus Bank SA	578,708
	Hong Kong—0.6%
73,951	Prudential PLC	1,010,048
	Ireland—1.0%
6,697	CRH PLC	631,460
5,751	Kerry Group PLC	561,034
10,213	Smurfit WestRock PLC	478,990
	TOTAL	1,671,484
	Italy—1.6%
16,289	Generali	842,660
20,752	UniCredit SpA	2,024,605
	TOTAL	2,867,265
	Japan—8.3%
45,400	Itochu Corp.	600,120
42,100	Japan Post Bank Co. Ltd.	892,753
49,800	KDDI Corp.	923,865
25,500	Mitsubishi Corp.	765,849

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
38,700		Mitsubishi Heavy Industries Ltd.	$ 940,454
112,800		Mitsubishi UFJ Financial Group, Inc.	2,572,372
39,300		Mizuho Financial Group, Inc.	2,081,487
37,200		MS&AD Insurance Group Holdings, Inc.	1,185,185
27,400		Renesas Electronics Corp.	578,401
18,800		Shin-Etsu Chemical Co. Ltd.	704,182
53,800		Sony Group Corp.	1,327,904
16,400		TDK Corp.	313,345
44,900		Toyota Motor Corp.	881,886
26,200		Yaskawa Electric Corp.	774,188
		TOTAL	14,541,991
		Netherlands—1.3%
7,895		Akzo Nobel NV	566,515
12,302		Heineken NV	1,037,233
12,995		Prosus NV	578,295
		TOTAL	2,182,043
		Russia—0.0%
8,422,100	[1,2]	Alrosa PJSC	0
		South Korea—1.9%
7,300		Samsung Electronics Co. Ltd.	1,374,662
12,052		Shinhan Financial Group Co. Ltd.	958,966
789		SK Hynix, Inc.	962,657
		TOTAL	3,296,285
		Spain—3.0%
63,453		Banco Bilbao Vizcaya Argentaria SA	1,840,651
131,581		Banco Santander SA	1,934,541
59,006		Merlin Properties SOCIMI SA	919,212
17,374	[1]	Tecnicas Reunidas SA	531,880
		TOTAL	5,226,284
		Sweden—0.6%
27,097		Assa Abloy AB, Class B	1,010,016
		Switzerland—2.6%
9,496		Nestle S.A.	922,956
9,012		Novartis AG	1,371,481
3,634	[1]	Roche Holding AG	1,586,723
2,832		Tecan AG	691,012
		TOTAL	4,572,172
		United Kingdom—12.4%
17,139		Anglo American PLC	984,817
7,179		AstraZeneca PLC	1,159,022
250,702		Barclays PLC	1,678,546
202,333		BP PLC	1,441,649
295,814		Breedon Group Ltd.	1,420,292
348,000		BT Group PLC	965,726
505,595		Centrica PLC	1,064,759
102,797		Glencore PLC	823,213
30,745		Halma PLC	1,507,792
138,736		HSBC Holdings PLC	2,866,332
123,416		Marks & Spencer Group PLC	659,146
135,249		Natwest Group PLC	1,241,585
261,968		Rentokil Initial PLC	1,242,453

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
48,934	Shell PLC	$ 2,247,610
47,669	SSE PLC	1,579,156
18,485	Weir Group PLC/The	710,689
	TOTAL	21,592,787
	TOTAL COMMON STOCKS (IDENTIFIED COST $83,099,476)	83,764,935
	INVESTMENT COMPANIES—51.0%
9,275,727	Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[3]	9,275,727
17,316,670	Federated Hermes International Growth Fund, Institutional Shares	79,656,682
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $76,291,240)	88,932,409
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $159,390,716)	172,697,344
	OTHER ASSETS AND LIABILITIES - NET—0.9%[4]	1,565,577
	NET ASSETS—100%	$174,262,921
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes International Growth Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 5/31/2026	$1,442,676	$87,498,519	$88,941,195
Purchases at Cost	$18,587,235	$—	$18,587,235
Proceeds from Sales	$(10,754,184)	$(7,450,000)	$(18,204,184)
Change in Unrealized Appreciation/Depreciation	$—	$(1,563,136)	$(1,563,136)
Net Realized Gain/(Loss)	$—	$1,171,299	$1,171,299
Value as of 8/31/2026	$9,275,727	$79,656,682	$88,932,409
Shares Held as of 8/31/2026	9,275,727	17,316,670	26,592,397
Dividend Income	$12,866	$—	$12,866

*	At August 31, 2026, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Hermes International Growth Fund.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$1,110,450	$82,654,485	$0	$83,764,935
Investment Companies	88,932,409	—	—	88,932,409
TOTAL SECURITIES	$90,042,859	$82,654,485	$0	$172,697,344